Commitments and Contingencies - Summary of Operating Lease Balances (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2023	Feb. 28, 2022	May 31, 2022	May 31, 2021
Commitments and Contingencies.
Operating lease costs	$ 46,400	$ 46,500	$ 100,000	$ 100,000	$ 200,000	$ 300,000
Right of use asset	434,000		434,000		536,000	712,000
Current operating lease liability	138,000		138,000		134,000	175,000
Non-current operating lease liability	318,000		318,000		422,000	552,000
Total operating lease liability	$ 456,000		$ 456,000		$ 556,000	$ 727,000